EQUITY AND REDEEMABLE NONCONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2011
EQUITY AND REDEEMABLE NONCONTROLLING INTERESTS
EQUITY AND REDEEMABLE NONCONTROLLING INTERESTS

NOTE 11       EQUITY AND REDEEMABLE NONCONTROLLING INTERESTS

Noncontrolling Interests

The minority interests related to our common and preferred Operating Partnership units are presented as redeemable noncontrolling interests in our Consolidated Balance Sheets, presented at the greater of the carrying amount adjusted for the noncontrolling interest’s share of the allocation of income or loss (and its share of other comprehensive income or loss) and dividends or their fair value as of each measurement date.  The redeemable noncontrolling interests have been presented at carrying value plus allocated income (loss) and other comprehensive income as of December 31, 2011 and at fair value as of December 31, 2010.  The excess of the fair value over the carrying amount from period to period is recorded within additional paid-in capital in our Consolidated Balance Sheets.  Allocation to noncontrolling interests is presented as an adjustment to net income to arrive at net loss attributable to common stockholders.

Generally, the holders of the Common Units share in any distributions by the Operating Partnership with our common stockholders. However, the Operating Partnership agreement permits distributions solely to GGP if such distributions were required to allow GGP to comply with the REIT distribution requirements or to avoid the imposition of excise tax.  Under certain circumstances, the conversion rate for each Common Unit is required to be adjusted to give effect to stock distributions.  As a result, the common stock dividends declared for 2011 and 2010 modified the conversion rate to 1.0397624.  The aggregate amount of cash that would have been paid to the holders of the outstanding Common Units as of December 31, 2011 if such holders had requested redemption of the Common Units as of December 31, 2011, and all such Common Units were redeemed or purchased pursuant to the rights associated with such Common Units for cash, would have been $103.0 million.

The Plan provided that holders of the Common Units could elect to redeem, reinstate or convert their units. Four holders of the Common Units elected to redeem 226,684 Common Units in the aggregate on the Effective Date. All remaining Common Units were reinstated in the Operating Partnership on the Effective Date.

The Operating Partnership issued Convertible Preferred Units, which are convertible, with certain restrictions, at any time by the holder into Common Units of the Operating Partnership at the rates below (subject to adjustment).  The Common Units are convertible into common stock at a one to one ratio at the current stock price.  The convertible preferred units are carried at the greater of contractual redemption value or fair value (based on current stock price).

	Number of Common Units for each Preferred Unit	Number of Contractual Convertible Preferred Units Outstanding as of December 31, 2011	Converted Basis to Common Units Outstanding as of December 31, 2011	Contractual Coversion Price	Redemption Value
Series B	3.000	1,279,715	3,839,146	$16.6667	$63,985,887
Series D	1.508	532,750	803,498	33.1519	26,637,477
Series E	1.298	502,658	652,633	38.5100	25,132,889
Series C	1.000	20,000	20,000	250.0000	5,000,000
					$120,756,253

Pursuant to the Plan, holders of the Convertible Preferred Units received their previously accrued and unpaid dividends net of the applicable taxes and reinstatement of their preferred units in the Operating Partnership.  Holders of the preferred units will receive shares of the common stock of RPI as a result of the spin-off that occurred on January 12, 2012.

The following table reflects the activity of the redeemable noncontrolling interests for year ended December 31, 2011, the period November 10, 2010 through December 31, 2010, the period January 1, 2010 through November 9, 2010 and for the year ended December 31, 2009.

(In thousands)

Predecessor
Balance at January 1, 2009 (Predecessor)	$499,926
Net loss	(21,960)
Distributions	(9,433)
Conversion of operating partnership units into common shares	(324,489)
Other comprehensive income	10,573
Adjustment for noncontrolling interests in operating partnership	(13,200)
Adjust redeemable noncontrolling interests	65,416
Balance at December 31, 2009 (Predecessor)	206,833

Net loss	(26,604)
Distributions	(15,608)
Other comprehensive income	683
Adjust redeemable noncontrolling interests	55,539
Balance at November 9, 2010 (Predecessor)	220,843

Successor
Net loss	(1,868)
Other comprehensive income	(8)
Adjust redeemable noncontrolling interests	11,522
Adjustment for noncontrolling interests in operating partnership	1,875
Balance at December 31, 2010 (Successor)	232,364

Net loss	(2,212)
Distributions	(5,879)
Cash redemption of operating partnership units	(4,615)
Other comprehensive loss	(337)
Adjustment for noncontrolling interests in operating partnership	4,474
Balance at December 31, 2011 (Successor)	$223,795

Common Stock Dividend and Purchase of Common Stock

The following table summarizes the cash common stock dividends declared in 2011:

Declaration Date	Amount per Share	Date Paid	Record Date
March 29, 2011	$0.10	April 29, 2011	April 15, 2011
April 26, 2011	0.10	July 29, 2011	July 15, 2011
July 29, 2011	0.10	October 31, 2011	October 14, 2011
November 7, 2011	0.10	January 13, 2012	December 30, 2011

In addition to the November 7, 2011 cash dividend declared, the Board of Directors approved the distribution of RPI on December 20, 2011 in the form of a special dividend for which GGP shareholders were entitled to receive approximately 0.0375 shares of RPI common stock held as of December 30, 2011.  RPI’s net equity was recorded as of December 31, 2011 as a dividend payable as substantive conditions for the spin-off were met as of December 31, 2011 and it was probable that the spin-off would occur. Accordingly, as of December 31, 2011, we have recorded a distribution payable of $526.3 million and a related decrease in retained earnings (accumulated deficit), of which $426.7 million relates to the special dividend, on our Consolidated Balance Sheet.  On January 12, 2012, we distributed our shares in RPI to the shareholders of record as of the close of business on December 30, 2011. This special dividend satisfied part of our 2011 and the 2012 REIT distribution requirements.

On December 20, 2010, we declared a dividend of $0.38 per share, paid on January 27, 2011 in the amount of approximately $35.8 million in cash and issued approximately 22.3 million shares of common stock (with a valuation of $14.4725 calculated based on the volume weighted average trading prices of GGP’s common stock on January 19 and January 21, 2011).

On March 29, 2011, we announced the implementation of our Dividend Reinvestment Plan (“DRIP”). The DRIP provides eligible holders of GGP’s common stock with a convenient method of increasing their investment in the Company by reinvesting all or a portion of cash dividends in additional shares of common stock.  Eligible stockholders who enroll in the DRIP on or before the fourth business day preceding the record date for a dividend payment will be able to have that dividend reinvested. As a result of the DRIP elections for the dividends declared during 2011, 7,225,345 shares were issued during the year ended December 31, 2011.

In May 2011, we purchased shares of our common stock on the New York Stock Exchange through a private purchase.  In addition, on August 8, 2011, the Board of Directors authorized the Company to repurchase up to $250 million of our common stock on the open market.  During the year ended December 31, 2011, we have purchased 5,247,580 shares at a weighted average price of $12.53 per share for a total of $65.7 million.  The following table summarizes the stock buy-back activity during the year:

Trade Date	Shares Purchased	Average Price	Total Consideration (In thousands)

August 18 - 26, 2011	2,046,940	$13.1455	$26,908
September 1 - 22, 2011	2,273,172	12.4592	28,322
October 3 - 5, 2011	927,468	11.3308	10,509

There were no stock repurchases during 2009 and 2010.